Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	12 Months Ended
Feb. 28, 2019 USD ($) $ / shares
Collateral of outstanding letters of credit	$ 31
Executive Chair and CEO [Member]
Contingent performance-based cash award	$ 90
10-day average closing price for cash award | $ / shares	$ 30
Expiry date of contingent performance-based cash award	Nov. 03, 2023